COMMITMENTS AND CONTINGENCIES - Additional information (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	1 Months Ended					9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net adjustment to right-of-use asset							$ 268,228	$ 1,676,313
Incremental borrowing rate of Leases						5.37%
Westlake Village Office Lease
Rent deferral period		4 months			4 months
Net adjustment to right-of-use asset			$ 30,712
Arbedo-Castione Land Lease
Net adjustment to right-of-use asset	$ 264,710			$ 237,516